SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

a)  Basis of presentation

The Company is responsible for the unaudited condensed consolidated financial statements included in this document, which have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operating results. The Company prepared these statements following the requirements of the U.S. Securities and Exchange Commission (the “SEC”) for interim reporting. As permitted under those rules, the Company condensed or omitted certain footnotes or other financial information that are normally required by US GAAP for annual financial statements. These statements should be read in combination with the consolidated financial statements in the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2013. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year.

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to generate cash flows from operations, and the Company's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

As of September 30, 2014, the Company's current liabilities exceed its current assets by $194,229,212. While the Company had cash and cash equivalents of $12,611,947 and short-term borrowings of $77,740,238 will be due within one year. The current portion of long-term borrowings amounting to $52,132,480 is restricted to purchase fixed assets and required to be paid off upon due dates. Additionally, the Company has capital commitment of $35.4 million to be fulfilled in the next twelve months.

a)	Basis of presentation

However, the Company regards the going concern assumption as appropriate considering the following plans and actions:

•	On December 15, 2014, the Company obtained a letter of financial support from Daqo Group which has committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course during the twelve months ending September 30, 2015. Further, the support letter provides that Daqo Group will not require the Company to pay the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of September 30, 2014, before October 1, 2015.
•
•	The Company has or in the process of taking a number of cost reduction initiatives, including the new hydrochlorination system, technology improvement and polysilicon capacity expansion in Xinjiang. After the fully ramp up of the capacity of 12,150MT by the end of the second quarter of 2015, the unit production cost and cash cost expect to be approximately $12.0/kg and $9.4/kg, respectively, which is lower than current average selling price.
•
•	The Company has performed a review of its cash flow forecast for the twelve months ending September 30, 2015, and believes that its operating cash flow will be positive during the twelve months ending September 30, 2015.
•
•	While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over most of its short-term bank loans upon the maturity date of the loans and believes it will continue to be able to do so.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

(b)	Basis of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c)	Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of Daqo New Material, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

(d)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $7,160,782 and $3,424,366 as of December 31, 2013 and September 30, 2014, respectively, based on the aging of the receivables and the Company's assessment of the customers' credit risk.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,		As of September 30,
Accounts receivable	2013		2014
Customer A		$1,507,576		$3,867,527
Customer B	$	*		$738,000
Customer C	$	*		$734,008
Customer D		$1,225,831	$	*
Customer E		$3,673,455	$	*

*	Represents less than 10%

Sales of polysilicon to the Group's largest customers whose sales constitute over 10% of revenue accounted for approximately 30% and 14% of revenues for the nine months ended September 30, 2013 and 2014, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reducing the Group's dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

The following customers accounted for 10% or more of revenues:

	For the nine months ended September 30,
	2013	2014
Customer H	$12,242,947		$19,573,703
Customer I	$8,691,577	$	*
Customer O	*		$13,391,019

*	Represents less than 10%

Furthermore, all of the Group's long-term borrowings are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Group's short term borrowings obligations, other liabilities and commitments as they become due (see Note 2(a)). The Group's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

(e)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

The Company reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Company considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets' conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

In 2013, the Company made the decision to relocate a majority of Chongqing's polysilicon assets to Xinjiang. As part of the decision to make significant investment to relocate the assets, the Company revisited the expectation as to the useful lives of these assets. Based on this review, the Company determined that the condition of its major assets, having now been in operations for a meaningful percentage of the original estimated lives, were in better condition, than the original useful life expectation had predicted, accordingly, the Company engaged an independent valuation firm to assist in reassessing the remaining economic useful life of the polysilicon assets in both Chongqing and Xinjiang. The analysis was completed in the first quarter of 2014.

Therefore, the Company revised the estimates of expected useful lives of long-lived assets from January 1, 2014. The useful lives of machinery and equipment were expended from 10 years to 15 years, while buildings and structures were expended from 20 years to 30 years. No changes were made to furniture, fixtures and equipment, or motor vehicles. During the nine months ended September 30, 2014, the change in useful lives reduced depreciation expense of approximately $14.0 million, majority of which was recorded in "Cost of revenues", accordingly the impact on net income and basic net income per share is $14.0 million and $0.05 per ordinary share.

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

 Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized for the nine months ended September 30, 2013 and 2014 was $nil and $1,428,357, respectively.

(f)	Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group's carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group's carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize.

During the nine months ended September 30, 2013 and 2014, the impairment changes were $158,424,827 and nil, respectively. The impairment loss incurred during the nine months ended September 30, 2013 was related to the buildings and plant of polysilicon asset group in Chongqing Daqo and Daqo New Material, and was triggered primarily by the significant decrease in average selling prices for polysilicon and the Group's decision of relocating significant machinery and equipment located at Chongqing Daqo to Xinjiang Daqo as a part of its expansion plan. As for the wafer asset group, the Company concluded the estimated sum of the undiscounted cash flows expected to result from the use and eventual disposition of the wafer asset group substantially exceeded the carrying amount, and no impairment was recognized during the nine months ended September 30, 2013 and 2014.

(e)	Variable Interest Entity

The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities. The approach focuses on identifying which enterprise has the power to direct the activities that most significantly impact the variable interest entity's economic performance and which enterprise has the obligation to absorb losses or the right to receive benefits from the variable interest entity. In the event that the Company is the primary beneficiary of a variable interest entity, the assets, liabilities, and results of operations of the variable interest entity will be included in the Company's Consolidated Financial Statements. The equity interest of Daqo New Material (the "VIE") is wholly owned by Daqo Group, which has been presented as non-controlling interest on the consolidated balance sheets.

(f)	Recently issued accounting pronouncements

On August 27, 2014, the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity's ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The Company is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.
•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.
•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.
•	An explanation of the reasons for significant changes.

The Company is in the process of evaluating the impact on its consolidated financial statements upon adoption.